PL Money Market Fund Class: A (PLAXX), B (PLBXX), C (PLCXX)	Summary Prospectus July 1, 2012

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund online at www.pacificlife.com/pacificlifefunds.htm. You can also get this information at no cost by calling customer service at (800) 722-2333 (select Option 2) or by sending an e-mail request to PLFdocumentrequest@pacificlife.com. The fund’s prospectus and statement of additional information, both dated July 1, 2012, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the website, telephone number, or e-mail address noted above.

Investment goal – This fund seeks current income consistent with preservation of capital.

Fees and expenses
The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	B	C
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	None	None	None

Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	5.00%	1.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C
Management Fee	0.20%	0.20%	0.20%

Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%

Other Expenses[1]	0.56%	0.56%	0.56%

Total Annual Fund Operating Expenses	1.01%	1.76%	1.76%

Expense Reimbursement[2]	(0.26%)	(0.26%)	(0.26%)

Total Annual Fund Operating Expenses after Expense Reimbursement	0.75%	1.50%	1.50%

[1]	“Other expenses” for Class B and Class C are based on estimated amounts for the current fiscal year.

[2]	The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.30% through 6/30/2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days’ prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a

5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual period. Although your actual costs may be higher or lower, the example shows what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C
1 year	$77	$653	$253

3 years	$296	$929	$529

5 years	$533	$1,130	$930

10 years	$1,213	$2,052	$2,052

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C
1 year	$77	$153	$153

3 years	$296	$529	$529

5 years	$533	$930	$930

10 years	$1,213	$2,052	$2,052

Principal investment strategies
This fund invests in money market instruments that the manager believes have minimal credit risk. These investments principally include commercial paper, U.S. government obligations, bank obligations, short-term corporate debt, asset-backed money market instruments and foreign money market instruments denominated in U.S. dollars. The fund’s dollar weighted average term to maturity will not exceed 60 days. The fund’s dollar weighted average life to maturity will not exceed 120 days. The manager looks for money market instruments with the highest yields within the highest credit rating categories, based on the evaluation of credit risk and interest rates. The fund invests at least 97% of its assets in high quality money market instruments which have been given the highest credit rating for short-term debt securities or if unrated, are of comparable quality as determined by the manager. The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

An investment in a fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund is managed to maintain a stable net asset value (NAV) of $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks

•	Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment goal, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment goals or relative to its benchmark.

•	Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

•	Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

•	Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

•	Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

•	Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.

•	Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

•	U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Fund performance
The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance. The bar chart and table show the performance of the fund’s Class A shares. The fund’s Class B and Class C shares do not have a full calendar year of performance and are not included in the table below.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Year by year total return (%)
as of December 31 each year

Class A return for the period 1/1/12 through 3/31/12: 0.00%

Best and worst quarterly performance reflected within the bar chart: Q1 2007: 1.12%; Q2-Q3 2009, Q1-Q4 2010, and Q1-Q4 2011: 0.00%

Average annual total returns
For the periods ended December 31, 2011

	Inception
Share class	date	1 year	5 years	10 years
A (before taxes)	9/28/01	0.00%	1.25%	1.38%

A (after taxes on distributions)	9/28/01	0.00%	0.81%	0.89%

A (after taxes on distributions and sale of shares)	9/28/01	0.00%	0.81%	0.89%

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	9/28/01	0.10%	1.49%	1.95%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.

Fund management
Investment Adviser – Pacific Life Fund Advisors LLC

Management Firm – Pacific Asset Management. The primary person(s) responsible for day to day management of the fund are:

Portfolio Manager and
Primary Title with Investment Adviser	Experience with Fund

Jason R. Rosiak, Senior Managing Director and Portfolio Manager	Since 2009
Brian M. Robertson, CFA, Managing Director and Portfolio Manager	Since 2008

Purchase and sale of shares
Once you have established an account, you may generally purchase or redeem shares of the fund on any business day by mail (Pacific Life Funds, P.O. Box 9768, Providence, RI 02940-9768), overnight mail (Pacific Life Funds, 4400 Computer Drive, Westborough, MA 01581), by telephone by calling customer service at (800) 722-2333 (select Option 2) or by wire or electronic funds transfer. For accounts established through a broker-dealer or other financial intermediary, please contact your financial professional to purchase or redeem shares.

For Class A, B and C shares, the minimum initial investment is $1,000, and the minimum subsequent investment is $50. There is no minimum initial or subsequent investment for Class R shares because they are generally only available to certain employer-sponsored retirement, savings or benefit plans. For Class I shares, the minimum initial investment is $500,000, with no subsequent investment minimum. Class I shares are only available to eligible investors. There is no minimum initial or subsequent investment for Advisor Class shares because they are only available to investors in fee-based advisory programs (“wrap accounts”). All classes are not available for direct investment for all funds. Pacific Life Funds reserves the right to waive or change minimum investment amounts, including for certain types of retirement plans. Pacific Life Funds and Pacific Select Distributors, Inc. (PSD), distributor of Pacific Life Funds, reserve the right to reject any request to buy shares.

Purchase and sale requests are executed at the next net asset value (NAV), plus or minus any applicable sales charges, determined after an authorized designee receives, or the transfer agent receives at its processing location in Westborough, MA, the order in proper form.

Tax information
The funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to financial intermediaries
If you purchase shares of a fund through a broker-dealer or other financial intermediary (such as a fund supermarket), the fund and its related companies may pay the broker-dealer or other financial intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial representative or visit your financial intermediary’s website for more information.

Class B and Class C shares are not available for initial purchases and are only available through exchange from another fund.